INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments [line items]
Current assets	$ 266,807	$ 251,422
Non-current assets	12,184,139	8,897,195
Current liabilities	991,133	430,365
Non-current liabilities	7,662,788	5,657,183
Net income	814,480	449,527	[1]
Investments in U.S. residential developments
Disclosure of detailed information about investments [line items]
Current assets	25,480	27,392
Non-current assets	661,671	595,213
Current liabilities	6,315	23,063
Non-current liabilities	0	0
Net assets (liabilities)	680,836	599,542
Tricon's share of net assets	138,369	143,153
Revenue	11,067	18,535
Expenses	(6,451)	(6,748)
Fair value gains (losses)	77,264	111,332
Net income	81,880	123,119
Tricon's share of net income	$ 16,897	$ 31,726
Tricon Housing Partners US LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	68.00%	68.00%
Current assets	$ 1,236	$ 702
Non-current assets	44,363	41,428
Current liabilities	118	151
Non-current liabilities	0	0
Net assets (liabilities)	45,481	41,979
Tricon's share of net assets	27,837	23,943
Revenue	6,253	13,240
Expenses	(75)	(243)
Fair value gains (losses)	(1,676)	(7,725)
Net income	4,502	5,272
Tricon's share of net income	$ 4,577	$ 3,604
Tricon Housing Partners US II LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %		8.00%
Current assets		$ 9,951
Non-current assets		45,806
Current liabilities		7,525
Non-current liabilities		0
Net assets (liabilities)		48,232
Tricon's share of net assets		13,301
Revenue		1,968
Expenses		(1,979)
Fair value gains (losses)		12,161
Net income		12,150
Tricon's share of net income		$ 740
Viridian Equity LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	18.00%	18.00%
Current assets	$ 4	$ 4
Non-current assets	67,659	117,622
Current liabilities	4	4
Non-current liabilities	0	0
Net assets (liabilities)	67,659	117,622
Tricon's share of net assets	12,140	21,108
Revenue	0	0
Expenses	0	0
Fair value gains (losses)	13,538	40,722
Net income	13,538	40,722
Tricon's share of net income	$ 2,430	$ 7,455
McKinney Project Equity LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	44.00%	44.00%
Current assets	$ 0	$ 0
Non-current assets	119,575	109,987
Current liabilities	0	0
Non-current liabilities	0	0
Net assets (liabilities)	119,575	109,987
Tricon's share of net assets	52,314	48,187
Revenue	0	0
Expenses	0	0
Fair value gains (losses)	9,588	1,220
Net income	9,588	1,220
Tricon's share of net income	$ 4,128	$ 11,700
THPAS Holdings JV-1 LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	11.00%	11.00%
Current assets	$ 5,545	$ 13,871
Non-current assets	182,490	109,432
Current liabilities	593	834
Non-current liabilities	0	0
Net assets (liabilities)	187,442	122,469
Tricon's share of net assets	20,829	13,617
Revenue	490	844
Expenses	(2,852)	(2,200)
Fair value gains (losses)	6,524	686
Net income	4,162	(670)
Tricon's share of net income	455	652
Remaining investments
Disclosure of detailed information about investments [line items]
Current assets	18,695	2,864
Non-current assets	247,584	170,938
Current liabilities	5,600	14,549
Non-current liabilities	0	0
Net assets (liabilities)	260,679	159,253
Tricon's share of net assets	25,249	22,997
Revenue	4,324	2,483
Expenses	(3,524)	(2,326)
Fair value gains (losses)	49,290	64,268
Net income	50,090	64,425
Tricon's share of net income	$ 5,307	$ 7,575
Remaining investments | Minimum
Disclosure of detailed information about investments [line items]
Tricon's ownership %	7.00%	7.00%
Remaining investments | Maximum
Disclosure of detailed information about investments [line items]
Tricon's ownership %	22.00%	20.00%

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.